REVENUE - Uncompleted Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017
Costs, earnings and billings related to uncompleted contracts
Costs incurred on uncompleted contracts	$ 160,368	$ 157,211	$ 164,076
Earnings recognized on uncompleted contracts	28,581	21,750	17,304
Total	188,949	178,961	181,380
Less - billings to date	(184,009)	(171,901)	(176,942)
Net	4,940	7,060	4,438
Contract assets	8,218	12,377	11,487
Contract liabilities	3,278	$ 5,317	$ 7,049
Revenue recognized from contracts in progress liability balance at December 31, 2017	$ 5,300